Great Pacific Shares [Member] Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Great Pacific | TEMPCASH | Great Pacific Shares
Prospectus [Line Items]
Annual Return [Percent]	4.34%	5.28%